Schedule of Alternative Assets Investments (Details) - USD ($) $ in Thousands	Jun. 30, 2024		Mar. 31, 2024		Mar. 31, 2023
Schedule of Investments [Line Items]
Carrying Value	$ 297,888		$ 293,916		$ 385,851
Unfunded Commitments	47,183		47,823		61,135
Carrying Value	297,888		293,916		385,851
Unfunded Commitments	47,183		47,823		61,135
Venture Capital Funds [Member]
Schedule of Investments [Line Items]
Carrying Value	124,791		139,495		165,933
Unfunded Commitments	2,317		2,548		2,810
Carrying Value	124,791		139,495		165,933
Unfunded Commitments	2,317		2,548		2,810
Private Equity Funds [Member]
Schedule of Investments [Line Items]
Carrying Value	137,372		116,462		145,073
Unfunded Commitments	38,051		38,401		47,218
Carrying Value	137,372		116,462		145,073
Unfunded Commitments	38,051		38,401		47,218
Natural Resources Funds [Member]
Schedule of Investments [Line Items]
Carrying Value	17,441		17,553		27,756
Unfunded Commitments	3,328		3,340		5,240
Carrying Value	17,441		17,553		27,756
Unfunded Commitments	3,328		3,340		5,240
Real Estate Funds [Member]
Schedule of Investments [Line Items]
Carrying Value	8,662		8,760		10,391
Unfunded Commitments	2,859		2,907		4,800
Carrying Value	8,662		8,760		10,391
Unfunded Commitments	2,859		2,907		4,800
Hedge Funds [Member]
Schedule of Investments [Line Items]
Carrying Value	3,601		6,095		24,935
Unfunded Commitments	245		245		337
Carrying Value	3,601		6,095		24,935
Unfunded Commitments	245		245		337
Other Investments [Member]
Schedule of Investments [Line Items]
Carrying Value	6,021	[1]	5,551	[1],[2]	11,763	[2]
Unfunded Commitments	383	[1]	382	[1],[2]	730	[2]
Carrying Value	6,021	[1]	5,551	[1],[2]	11,763	[2]
Unfunded Commitments	$ 383	[1]	$ 382	[1],[2]	$ 730	[2]

[1]	“Other” includes earnouts, escrow, net other assets, private debt strategies.
[2]	“Other” includes earnouts, escrow, net other assets, and private debt strategies.